Expense Example, No Redemption - Retail Class - Transamerica Global Equity	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	680	974	1,290	2,182	213	679	1,171	2,526	112	350	606	1,340	101	315	547	1,213